Stock-Based Compensation (RSU,PSU) (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
RSUs
Weighted Average Grant Price
Weighted Average grant price, beginning balance (in dollars per share)	$ 171	$ 166	$ 148
Granted (in dollars per share)	143	172	189
Released (in dollars per share)	164	157	131
Canceled/forfeited (in dollars per share)	167	167	154
Weighted Average grant price, ending balance (in dollars per share)	$ 159	$ 171	$ 166
Number of units
Beginning balance (in shares)	7,734,277	8,635,317	9,841,461
Granted (in shares)	4,230,186	2,525,947	2,541,081
Released (in shares)	(3,567,495)	(2,401,761)	(2,952,363)
Canceled/forfeited (in shares)	(869,627)	(1,025,226)	(794,862)
Ending balance (in shares)	7,527,341	7,734,277	8,635,317
PSUs
Weighted Average Grant Price
Weighted Average grant price, beginning balance (in dollars per share)	$ 185	$ 178	$ 151
Granted (in dollars per share)	153	180	195
Performance adjustments	185	157	118
Released (in dollars per share)	185	157	118
Canceled/forfeited (in dollars per share)	184	187	170
Weighted Average grant price, ending balance (in dollars per share)	$ 173	$ 185	$ 178
Number of units
Beginning balance (in shares)	3,140,707	2,824,294	3,172,201
Granted (in shares)	1,137,242	1,430,098	869,875
Performance adjustments (in shares)	(168,055)	29,960	152,069
Released (in shares)	(840,552)	(1,027,181)	(1,321,784)
Canceled/forfeited (in shares)	(340,410)	(116,464)	(48,067)
Ending balance (in shares)	2,928,932	3,140,707	2,824,294